Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income	$ 405,460	$ 124,002	$ 35,480
Non-cash items:
Depreciation and amortization	509,500	422,904	431,086
Amortization of in-process revenue contracts (note 6)	(30,085)	(40,939)	(61,700)
Unrealized loss (gain) on derivative instruments	51,910	267,830	(113,344)
Gain on sale of vessels and equipment	(1,466)	(13,509)	(1,995)
Asset impairments and loan loss provisions (note 18b)	71,641	2,238	168,353
Equity income, net of dividends received	3,203	(94,726)	(121,144)
Income tax (recovery) expense	(16,767)	10,173	2,872
Unrealized foreign exchange gain and other	(142,416)	(217,908)	(39,003)
Change in operating assets and liabilities (note 17a)	(12,291)	60,631	64,184
Expenditures for dry docking	(68,380)	(74,379)	(72,205)
Net operating cash flow	770,309	446,317	292,584
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs (note 8)	2,452,878	3,365,045	2,451,828
Prepayments of long-term debt	(554,831)	(1,331,469)	(1,017,818)
Scheduled repayments of long-term debt	(1,040,292)	(1,291,322)	(695,688)
Repayments of capital lease obligations	(4,423)	(479,115)	(10,315)
(Increase) decrease in restricted cash	(21,005)	380,953	31,776
Net proceeds from equity issuances of subsidiaries (note 5)	575,368	452,061	446,893
Equity contribution by joint venture partner	5,500	27,267	4,934
Issuance of Common Stock upon exercise of stock options (note 12)	1,217	55,165	27,219
Distribution from subsidiaries to non-controlling interests	(360,392)	(360,820)	(269,987)
Cash dividends paid	(125,881)	(91,004)	(90,265)
Other financing activities	(3,682)		(12,000)
Net financing cash flow	924,457	726,761	866,577
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(1,795,901)	(994,931)	(753,755)
Proceeds from sale of vessels and equipment	20,472	180,638	47,704
Purchase of SPT (net of cash acquired of $377) (note 3c)	(46,961)
Purchase of ALP (net of cash acquired of $294) (note 3g)		(2,322)
Purchase of Logitel (net of cash acquired of $8,089)(note 3d)		4,090
Increase in restricted cash	(34,290)
Recovery (investment) in term loans (note 4)		4,814	(12,552)
Investment in equity-accounted investees (note 23)	(40,595)	(79,602)	(157,762)
Loan repayments from (advances to) equity-accounted investees	53,173	(87,130)	(14,466)
Investment in direct financing lease assets (note 9)			(307,950)
Direct financing lease payments received	20,824	22,856	17,289
Investment in cost accounted investment		(25,000)
Other investing activities		(4,247)	(2,500)
Net investing cash flow	(1,823,278)	(980,834)	(1,183,992)
(Decrease) increase in cash and cash equivalents	(128,512)	192,244	(24,831)
Cash and cash equivalents, beginning of the year	806,904	614,660	639,491
Cash and cash equivalents, end of the year	$ 678,392	$ 806,904	$ 614,660